Value Line U.S. Government Money Market Fund, Inc.
Investment objective

The Fund is a money market mutual fund whose investment objective is to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses		Value Line U.S. Government Money Market Fund Value Line U.S. Government Money Market Fund C000020627
Management Fees (as a percentage of Assets)		0.40%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.29%
Expenses (as a percentage of Assets)		0.94%
Fee Waiver or Reimbursement	[1]	(0.25%)
Net Expenses (as a percentage of Assets)		0.69%
[1]	EULAV Securities LLC (the "Distributor") has contractually agreed to waive the Fund's 12b-1 fee in an amount equal to 0.25% of the Fund's average daily net assets through April 30, 2012. The waiver cannot be terminated without the approval of the Fund's Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Value Line U.S. Government Money Market Fund Value Line U.S. Government Money Market Fund C000020627	70	275	496	1,132

Principal investment strategies of the Fund

The Fund does not invest for the purpose of seeking capital appreciation or gains and is managed to provide a stable  $1.00 per share price. Under normal conditions, the Fund invests at least 80% of its assets in money market securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government securities") and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund's other investments may consist of other types of money market eligible securities that are not U.S. Government securities. Each security will have a remaining maturity of 397 days or less. The Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 with regard to its average weighted maturity. Its yield will go up and down with changes in short-term interest rates. Income on short-term debt securities tends to be lower than income on longer-term debt securities, so the Fund's yield will likely be lower than the yields on longer-term fixed income mutual funds. The Fund's main investment strategy is a non-fundamental policy and may be changed without shareholder approval upon 60 days' prior notice.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk. The chief risk that you assume when investing in the Fund is interest rate risk, the possibility that as interest rates rise the value of some fixed income securities may decrease. If short-term interest rates rise steeply, the prices of money market securities could fall and threaten the  $1.00 share price that the Fund tries to maintain. There is also the risk of default by an issuer of any of the Fund’s holdings.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Fund performance
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund's shares have varied over the past ten calendar years, and the table below shows the average annual total returns of these shares for one, five, and ten years. These returns are compared to the performance of the Lipper Money Market Funds Average and the Lipper U.S. Government Money Market Funds Average. The Fund's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total Returns as of 12/31 each year

Best Quarter:	Q4 2006	1.24%
Worst Quarter:	Q4 2010	0.01%

Average Annual Total Returns for Periods Ended December 31, 2010

Average Annual Total Returns Value Line U.S. Government Money Market Fund	Label	1 Year	5 Years	10 Years
Value Line U.S. Government Money Market Fund C000020627	Value Line U.S. Government Money Market Fund	0.01%	2.10%	1.80%
Lipper U.S. Government Money Market Funds Average	Lipper U.S. Government Money Market Funds Average	0.02%	2.09%	1.86%

The Fund’s 7-day yield as of December 31, 2010 was 0.01%. The current 7-day yield may be obtained from the Fund by calling 800-243-2729.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	VALUE LINE U.S. GOVERNMENT MONEY MARKET FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000310012
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 3, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Value Line U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line U.S. Government Money Market Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading
Investment objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a money market mutual fund whose investment objective is to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
Principal investment strategies of the Fund

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund does not invest for the purpose of seeking capital appreciation or gains and is managed to provide a stable  $1.00 per share price. Under normal conditions, the Fund invests at least 80% of its assets in money market securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government securities") and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund's other investments may consist of other types of money market eligible securities that are not U.S. Government securities. Each security will have a remaining maturity of 397 days or less. The Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 with regard to its average weighted maturity. Its yield will go up and down with changes in short-term interest rates. Income on short-term debt securities tends to be lower than income on longer-term debt securities, so the Fund's yield will likely be lower than the yields on longer-term fixed income mutual funds. The Fund's main investment strategy is a non-fundamental policy and may be changed without shareholder approval upon 60 days' prior notice.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal conditions, the Fund invests at least 80% of its assets in money market securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government securities") and repurchase agreements that are fully collateralized by U.S. Government securities.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves risk. The chief risk that you assume when investing in the Fund is interest rate risk, the possibility that as interest rates rise the value of some fixed income securities may decrease. If short-term interest rates rise steeply, the prices of money market securities could fall and threaten the  $1.00 share price that the Fund tries to maintain. There is also the risk of default by an issuer of any of the Fund’s holdings.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund's shares have varied over the past ten calendar years, and the table below shows the average annual total returns of these shares for one, five, and ten years. These returns are compared to the performance of the Lipper Money Market Funds Average and the Lipper U.S. Government Money Market Funds Average. The Fund's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund's shares have varied over the past ten calendar years, and the table below shows the average annual total returns of these shares for one, five, and ten years. These returns are compared to the performance of the Lipper Money Market Funds Average and the Lipper U.S. Government Money Market Funds Average.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q4 2006	1.24%
Worst Quarter:	Q4 2010	0.01%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter :
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns for Periods Ended December 31, 2010

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund’s 7-day yield as of December 31, 2010 was 0.01%. The current 7-day yield may be obtained from the Fund by calling 800-243-2729.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Fund's 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-243-2729.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Value Line U.S. Government Money Market Fund | Value Line U.S. Government Money Market Fund C000020627
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLCXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,132
Annual Return 2001	rr_AnnualReturn2001	3.37%
Annual Return 2002	rr_AnnualReturn2002	1.06%
Annual Return 2003	rr_AnnualReturn2003	0.35%
Annual Return 2004	rr_AnnualReturn2004	0.47%
Annual Return 2005	rr_AnnualReturn2005	2.28%
Annual Return 2006	rr_AnnualReturn2006	4.37%
Annual Return 2007	rr_AnnualReturn2007	4.45%
Annual Return 2008	rr_AnnualReturn2008	1.69%
Annual Return 2009	rr_AnnualReturn2009	0.08%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Label	rr_AverageAnnualReturnLabel	Value Line U.S. Government Money Market Fund
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	1.80%
Value Line U.S. Government Money Market Fund | Lipper U.S. Government Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper U.S. Government Money Market Funds Average
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	1.86%

[1]	EULAV Securities LLC (the "Distributor") has contractually agreed to waive the Fund's 12b-1 fee in an amount equal to 0.25% of the Fund's average daily net assets through April 30, 2012. The waiver cannot be terminated without the approval of the Fund's Board of Directors.